Cover	Jan. 29, 2024
Cover [Abstract]
Document Type	8-K
Entity Registrant Name	The First Bancshares, Inc.
Entity Incorporation, State or Country Code	MS
Entity File Number	000-22507
Entity Tax Identification Number	64-0862173
Entity Address, Postal Zip Code	39402
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	FBMS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000947559
Amendment Flag	false